Pension and other post-employment benefits - Schedule of Weighted Average Assumptions Used to Determine Net Benefit Obligation (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pension benefits
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.49%	5.73%
Interest crediting rate (for cash balance plans)	4.42%	4.45%
Rate of compensation increase	3.67%	3.64%
OPEB
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.55%	5.77%
Health care cost trend rate
Before age 65	7.00%	6.75%
Age 65 and after	6.00%	9.53%
Assumed ultimate medical inflation rate	4.50%	4.50%
Year in which ultimate rate is reached	2036	2034